PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 6 - PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS

As of March 31, 2018 and December 31, 2017, property and equipment and intangible assets consisted of the following:

	March 31, 2018	December 31, 2017

Manufacturing equipment	$797,513	$797,513
Computer and other equipment	185,048	169,499
Leasehold improvements	42,666	42,666
Less accumulated depreciation	(696,372)	(672,317)
Property and Equipment, net	$328,855	$337,361

Depreciation expense for the three months ended March 31, 2018 and 2017 was $24,055 and $37,437, respectively.

	March 31, 2018	December 31, 2017

Intellectual Property	$814,582	$814,582
Patents	231,165	224,527
Less accumulated amortization	(149,535)	(138,637)
Intangible assets, net	$896,211	$900,472

The Company incurred $6,638 and $49,480 of legal patent costs that were capitalized during the three months period ended March 31, 2018 and for the year ended December 31, 2017, respectively. Amortization expense for the three months period ended March 31, 2018 and March 31, 2017 was $10,899 and $10,821, respectively.

The estimated aggregate amortization expense over each of the next five years is as follows:

2018	$32,696
2019	43,596
2020	43,596
2021	43,596
2022	43,596
Thereafter	513,396
Total Amortization	$720,476

As of December 31, 2017 and 2016, property and equipment and intangible assets consisted of the following:

	December 31, 2017	December 31, 2016

Manufacturing equipment	$797,513	$769,074
Computer and other equipment	169,499	116,747
Leasehold improvements	42,666	36,066
Less accumulated depreciation	(672,317)	(551,239)
Property and Equipment, net	$337,361	$370,648

Depreciation expense for the years ended December 31, 2017 and 2016 was $121,078 and $129,985 respectively, which includes depreciation of $8,640 for capitalized leased assets for the years ended December 31, 2017 and 2016. Accumulated depreciation for property held under capital leases were $37,177 and $28,537 as December 31, 2017 and 2016, respectively.

	December 31, 2017	December 31, 2016

Intellectual Property	$814,582	$814,582
Patents	224,527	175,047
Less accumulated amortization	(138,637)	(95,119)
Intangible assets, net	$900,472	$894,510

The Company incurred $49,480 and $45,930 of legal patent costs that were capitalized during the years ended December 31, 2017 and 2016, respectively. The Company wrote off $58,522 of intangibles during the year ended December 31, 2016. Amortization expense for the years ended December 31, 2017 and 2016 was $43,518 and $42,663, respectively.

The estimated aggregate amortization expense over each of the next five years is as follows:

2018	$43,518
2019	43,518
2020	43,518
2021	43,518
2022	43,518
Thereafter	513,785
Total Amortization	$731,375